UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management Advisors Inc

Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        5/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              77

Form 13F Information Table Value Total:  $  190,104,047
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Weingarten Realty 8.1% Notes (c091514)     Com            948741848   189670     8350          SOLE                Sole      0    0
Corning                                    Com            219350105   199080     9650          SOLE                Sole      0    0
Wells Fargo Cap VII 5.85%(050133)(cNow)    Com            94979b204   214092     8550          SOLE                Sole      0    0
BB&T Capt Trust VI 9.6% 08/01/64 Series B  Com            05531b201   240983     8625          SOLE                Sole      0    0
United Technologies                        Com            913017109   251834     2975          SOLE                Sole      0    0
Medtronic                                  Com            585055106   251840     6400          SOLE                Sole      0    0
General Electric                           Com            369604103   285672    14248          SOLE                Sole      0    0
Public Storage Series M (c010912@25)       Com            74460d232   358042    14208          SOLE                Sole      0    0
Texas Instruments                          Com            882508104   376704    10900          SOLE                Sole      0    0
M&T Capital Trust IV 8.50% pfd A (c013113) Com            55292c203   409897    15329          SOLE                Sole      0    0
Royal Dutch Shell Cl-A ADR                 Com            780259206   419674     5760          SOLE                Sole      0    0
Veeco Instruments Inc                      Com            922417100   419684     8255          SOLE                Sole      0    0
BB&T                                       Com            054937107   459788    16750          SOLE                Sole      0    0
Merck                                      Com            58933y105   547471    16585          SOLE                Sole      0    0
CVS                                        Com            126650100   717288    20900          SOLE                Sole      0    0
Sysco                                      Com            871829107   727679    26270          SOLE                Sole      0    0
American Express                           Com            025816109   741009    16394          SOLE                Sole      0    0
Symantec                                   Com            871503108   750777    40495          SOLE                Sole      0    0
Dendreon Corp                              Com            24823Q107   754027    20145          SOLE                Sole      0    0
Hain Celestial Group                       Com            405217100   799091    24755          SOLE                Sole      0    0
Waters                                     Com            941848103   804955     9263          SOLE                Sole      0    0
Cameron International                      Com            13342B105   835944    14640          SOLE                Sole      0    0
BorgWarner                                 Com            099724106   868223    10895          SOLE                Sole      0    0
Apple Computer                             Com            037833100   903680     2593          SOLE                Sole      0    0
NorthWestern Corp                          Com            668074305   908697    29990          SOLE                Sole      0    0
Hershey                                    Com            427866108   947174    17427          SOLE                Sole      0    0
Goldman Sachs                              Com            38141g104   976976     6160          SOLE                Sole      0    0
Joy Global                                 Com            481165108  1000155    10122          SOLE                Sole      0    0
Gilead Sciences                            Com            375558103  1090417    25675          SOLE                Sole      0    0
EOG Resources                              Com            26875p101  1117431     9429          SOLE                Sole      0    0
BE Aerospace                               Com            073302101  1165739    32810          SOLE                Sole      0    0
Scotts Miracle Gro Co                      Com            810186106  1287163    22250          SOLE                Sole      0    0
Tractor Supply                             Com            892356106  1307043    21835          SOLE                Sole      0    0
Diageo PLC-Sponsored ADR                   Com            25243q205  1336518    17535          SOLE                Sole      0    0
Calpine                                    Com            131347304  1377040    86770          SOLE                Sole      0    0
Dow Chemical                               Com            260543103  1414304    37465          SOLE                Sole      0    0
Bruker                                     Com            116794108  1709075    81970          SOLE                Sole      0    0
FMC Corp                                   Com            302491303  1752106    20630          SOLE                Sole      0    0
Southern Cal Edison 6.05% Var Rate Pfd     Com            842400756  1874281    18500          SOLE                Sole      0    0
Monsanto                                   Com            61166w101  2142654    29652          SOLE                Sole      0    0
Greenlight Capital                         Com            G4095J109  2162720    76665          SOLE                Sole      0    0
Itron                                      Com            465741106  2191565    38830          SOLE                Sole      0    0
Varian Medical Systems                     Com            92220p105  2200667    32535          SOLE                Sole      0    0
Google Cl A                                Com            38259p508  2254332     3842          SOLE                Sole      0    0
Thermo Fisher Scientific                   Com            883556102  2270051    40865          SOLE                Sole      0    0
Xilinx                                     Com            983919101  2327610    70964          SOLE                Sole      0    0
Sempra Energy                              Com            816851109  2330193    43555          SOLE                Sole      0    0
Wal-Mart                                   Com            931142103  2390657    45930          SOLE                Sole      0    0
Nordic American Tanker Shipping            Com            g65773106  2624222   105645          SOLE                Sole      0    0
Cummins                                    Com            231021106  2747129    25060          SOLE                Sole      0    0
Life Technologies                          Com            53217v109  3018344    57580          SOLE                Sole      0    0
Cisco                                      Com            17275R102  3100188   180769          SOLE                Sole      0    0
Schlumberger                               Com            806857108  3190238    34208          SOLE                Sole      0    0
Costco Wholesale                           Com            22160k105  3766815    51375          SOLE                Sole      0    0
Teva Pharmaceutical ADR                    Com            881624209  3797869    75700          SOLE                Sole      0    0
Pepsico                                    Com            713448108  3934034    61078          SOLE                Sole      0    0
American Tower Corp Cl A                   Com            029912201  4106735    79250          SOLE                Sole      0    0
3M                                         Com            88579Y101  4177580    44680          SOLE                Sole      0    0
Rogers                                     Com            775109200  4206930   115575          SOLE                Sole      0    0
Procter & Gamble                           Com            742718109  4218060    68475          SOLE                Sole      0    0

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Altera                                     Com            021441100  4263117    96845          SOLE                Sole      0    0
Canadian Natural Resources                 Com            136385101  4373566    88480          SOLE                Sole      0    0
US Bancorp Float Rate Pfd 3.5%min(c041511) Com            902973155  4376217   193040          SOLE                Sole      0    0
Applied Materials                          Com            038222105  4522618   289540          SOLE                Sole      0    0
Coca Cola                                  Com            191216100  4590065    69190          SOLE                Sole      0    0
Ultra Petroleum Corp                       Com            903914109  4772079    96895          SOLE                Sole      0    0
Emerson Electric                           Com            291011104  4782203    81845          SOLE                Sole      0    0
Vodafone PLC ADR                           Com            92857w209  4828333   167942          SOLE                Sole      0    0
Johnson & Johnson                          Com            478160104  5169800    87254          SOLE                Sole      0    0
Microsoft                                  Com            594918104  5258904   207125          SOLE                Sole      0    0
Sociedad Quimica y Minera de Chile SA      Com            833635105  5308276    96060          SOLE                Sole      0    0
Novartis AG ADR                            Com            66987v109  5362171    98660          SOLE                Sole      0    0
Wells Fargo                                Com            949746101  6013948   189655          SOLE                Sole      0    0
Qualcomm                                   Com            747525103  6361458   116021          SOLE                Sole      0    0
Berkshire Hathaway Inc Cl B                Com            084670702  6571478    78578          SOLE                Sole      0    0
Halliburton                                Com            406216101  8049210   161501          SOLE                Sole      0    0
Exxon Mobil                                Com            30231g102 10550788   125411          SOLE                Sole      0    0